Mergers and Acquisitions (Estimated Fair Value of Assets Acquired) (Detail) - USD ($)	Mar. 01, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Net assets acquired:
Goodwill		$ 3,918,000	$ 3,918,000	$ 3,918,000
Phoenix Bancorp Inc. [Member]
Business Acquisition [Line Items]
Total purchase price	$ 14,241,000
Net assets acquired:
Cash and cash equivalents	11,044,000
Investment securities	11,331,000
Restricted stock	509,000
Loans	110,363,000
Bank owned life insurance	3,673,000
Premises and equipment	1,792,000
Deferred income taxes	503,000
Accrued interest receivable	388,000
Core deposit and other intangibles	578,000
Other assets	624,000
Deposits	(123,238,000)
FHLB borrowings	(3,570,000)
Accrued interest payable	(32,000)
Other liabilities	(876,000)
Preferred stock	(1,750,000)
Total net assets acquired	11,339,000
Goodwill	$ 2,902,000